Land use rights - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Land Use Rights [Line Items]
Land use rights as collateral for borrowings	¥ 33,066,332	¥ 0
Lianwai Schools [Member]
Land Use Rights [Line Items]
Land use rights as collateral for borrowings	18,176,686	18,595,343
Land Use Rights [Member]
Land Use Rights [Line Items]
Amortization expenses, 2021	946,697
Amortization expenses, 2022	946,697
Amortization expenses, 2023	946,697
Amortization expenses, 2024	946,697
Amortization expenses, 2025	946,697
Amortization expenses	¥ 946,697	¥ 946,697	¥ 940,247